ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated May 20, 2015,
 to the Prospectus dated April 27, 2015

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	The Average Annual Total Returns chart on page 11 of the prospectus, reflecting the returns for the AZL® BlackRock Global Allocation Fund, is replaced with the following:

Average Annual Total Returns
	One Year Ended December 31, 2014	Since Inception (1/10/12)
AZL® BlackRock Global Allocation Fund	1.95%	7.68%
FTSE World Index (reflects no deduction for fees, expenses, or taxes)	4.77%	14.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	19.50%
FTSE World ex U.S. Index (reflects no deduction for fees, expenses, or taxes)	-3.74%	9.43%
BofA Merrill Lynch 5-year U.S. Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	2.93%	0.92%
Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.68%	-1.67%
Reference Benchmark (reflects no deduction for fees, expenses, or taxes)	4.18%	9.18%
*   *   *   *   *
2.	The bar chart on page 40 of the prospectus, reflecting performance for the AZL® Invesco Growth and Income Fund, is replaced with the following:

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
9.24%
15.90%
2.64%
-32.86%
23.64%
12.37%
-1.94%
14.33%
33.69%
10.00%
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014

AZLPRO-001-0415   Page 1 of 2

3.	Effective as of April 21, 2015, all references to Lisa Myers are deleted as a portfolio manager for the AZL® Franklin Templeton Founding Strategy Plus Fund; and Heather Arnold, Portfolio Manager, is added as a portfolio manager to the AZL® Franklin Templeton Founding Strategy Plus Fund.

The fifth paragraph under the "Management" section for the AZL Franklin Templeton Founding Strategy Fund beginning on page 26 is deleted and replaced with the following paragraph:
Templeton Growth Strategy:  Templeton Global Advisers Limited serves as the subadviser to the Fund for the Templeton Growth Strategy.  The portfolio managers for the Templeton Growth Strategy are:  Norman J. Boersma, CFA, President, Lead Portfolio Manager, since March 2011; Tucker Scott, CFA, Executive Vice President, Portfolio Manager/Research Analyst, since October 2009; and Heather Arnold, Executive Vice President, Director of Research and Portfolio Manager, since April 2015.
*   *   *   *   *
The information regarding Lisa F. Meyer on page 147 is deleted and replaced with the following:
Heather Arnold is the director of research for the Templeton Global Equity Group, as well as a portfolio manager and research analyst. Heather is the lead portfolio manager for the Templeton Global Fund, European Fund and the Templeton Euroland Fund as well as the lead portfolio manager on a number of Global, International and European institutional separate accounts.
Heather has 30 years industry experience, 10 of which have been at Templeton. She was formerly a managing director for Goldman Sachs Asset Management, head of European equities and portfolio manager for European, international and global institutional and retail client portfolios.
Ms. Arnold holds an M.B.A. from York University (Canada) and a B.A. in economics and art history from Queen's University (Canada), and is a Chartered Financial Analyst (CFA) Charterholder.

AZLPRO-001-0415   Page 2 of 2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated May 20, 2015,
to the Statement of Additional Information dated April 27, 2015
This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

Effective as of April 21, 2015, all references to Lisa Myers are deleted as a portfolio manager for the AZL®  Franklin Templeton Founding Strategy Plus Fund; and Heather Arnold, Portfolio Manager, is added as a portfolio manager to the AZL®  Franklin Templeton Founding Strategy Plus Fund.
The entry for the AZL Franklin Templeton Founding Strategy Plus Fund, in the table of Other Managed Accounts on page 64, is revised to add the following:
Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
Templeton Growth Portfolio of: AZL Franklin Templeton Founding Strategy Plus Fund	Heather Arnold	4 / $30.5 billion	8 / $3.5 billion	15 / $2.2 billion

AZLSAI-001-415